UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

Schedule of Investments May 31, 2016 (Unaudited)

Advantus Dynamic Managed Volatility Fund

	Shares	Value
EXCHANGE TRADED FUND - 46.4%
iShares Core S&P 500 Fund (a)(b)
(Cost $11,612,019)	60,491	$12,764,810

CORPORATE BONDS - 31.9%
Airlines - 0.9%
British Airways
Series 2013-1	Par
4.625%, 06/20/2024 (c)(d)	$231,165	244,168
Banks - 1.7%
Barclays
4.375%, 01/12/2026 (d)	200,000	204,464
JPMorgan Chase
4.500%, 01/24/2022	250,000	274,941
		479,405
Consumer Discretionary - 1.1%
CBS
3.500%, 01/15/2025	300,000	307,992
Consumer Staples - 1.0%
CVS Caremark
6.943%, 01/10/2030	234,737	275,885
Diversified Financial Services - 2.7%
First American Financial
4.600%, 11/15/2024	200,000	203,120
Invesco Finance
3.750%, 01/15/2026 (d)	250,000	262,501
Total System Services
4.800%, 04/01/2026	250,000	264,418
		730,039
Energy - 2.9%
Florida Gas Transmission
4.350%, 07/15/2025 (c)	300,000	290,634
Phillips 66
4.650%, 11/15/2034	200,000	202,972
Valero Energy
3.650%, 03/15/2025	300,000	298,193
		791,799
Health Care - 1.1%
St. Jude Medical
4.750%, 04/15/2043	300,000	312,874
Industrial - 3.7%
Stanley Black & Decker
2.451%, 11/17/2018	200,000	203,848
Textron
4.000%, 03/15/2026	250,000	256,795
Tyco Electronics Group
3.700%, 02/15/2026 (d)	250,000	257,862
Valspar
3.950%, 01/15/2026	300,000	309,678
		1,028,183
Information Technology - 1.1%
Hewlett Packard Enterprise
4.900%, 10/15/2025 (c)	100,000	102,539
Juniper Networks
4.500%, 03/15/2024	200,000	204,482
		307,021
Insurance - 6.3%
Allied World Assurance Company Holdings
4.350%, 10/29/2025 (d)	250,000	251,048
Assured Guaranty US Holdings
5.000%, 07/01/2024	200,000	214,269
Hanover Insurance Group
4.500%, 04/15/2026	250,000	254,316
Horace Mann Educators
4.500%, 12/01/2025	250,000	258,738
Liberty Mutual Group
4.250%, 06/15/2023 (c)	250,000	262,260

Manulife Financial
4.150%, 03/04/2026 (d)	250,000	264,499
Old Republic International
4.875%, 10/01/2024	200,000	214,108
		1,719,238
Pharmaceuticals - 1.2%
Amgen
5.700%, 02/01/2019	300,000	$331,647
Real Estate Investment Trusts - 3.8%
Alexandria Real Estate Equities
4.300%, 01/15/2026	200,000	205,437
Essex Portfolio
3.500%, 04/01/2025	300,000	306,942
Host Hotels & Resorts
Series F
4.500%, 02/01/2026	250,000	258,540
Kimco Realty
3.400%, 11/01/2022	250,000	257,615
		1,028,534
Telecommunications - 2.1%
AT&T
4.500%, 05/15/2035	300,000	301,367
Comcast
4.650%, 07/15/2042	250,000	274,611
		575,978
Transportation - 1.6%
Kansas City Southern
4.300%, 05/15/2043 (c)(e)	250,000	243,731
Penske Truck Leasing / PTL Finance
3.300%, 04/01/2021 (c)	200,000	201,518
		445,249
Utilities - 0.7%
Oglethorpe Power
4.250%, 04/01/2046	200,000	201,870
Total Corporate Bonds
(Cost $8,541,077)		8,779,882

U.S. GOVERNMENT SECURITY - 8.0%
U.S. Treasury Bond - 8.0%
0.625%, 09/30/2017 (f)
(Cost $2,198,203)	2,200,000	2,195,446

MORTGAGE BACKED SECURITY - 2.8%
Commercial - 2.8%
Credit Suisse Mortgage Trust
Series 2015-GLPA, Class C
4.138%, 11/15/2037 (c)(g)
(Cost $756,585)	750,000	760,610

SHORT-TERM INVESTMENT - 10.6%
First American Government Obligations Fund, Class Z, 0.21% (h)	Shares
(Cost $2,934,835)	2,934,835	2,934,835

Total Investments - 99.7%
(Cost $26,042,719)		27,435,583
Other Assets and Liabilities, Net - 0.3%		71,978
Total Net Assets - 100.0%		$27,507,561

(a)	All or a portion of this security has been deposited as initial margin on open futures contracts.
(b)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of May 31, 2016 the market value of these investments were $2,105,460, or 7.7% of total net assets.

(d)	The Portfolio had $1,484,542 or 5.4% of net assets in foreign securities at May 31, 2016.
(e)	Security considered illiquid and is categorized in Level 2 of the fair value hierarchy.

Security	Par/Shares	Dates Acquired	Cost Basis
Kansas City Southern	$200,000	11/2015	$199,086

(f)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(g)	Variable Rate Security - The rate shown is the rate in effect as of May 31,2016.
(h)	The rate shown is the annualized seven day effective yield as of May 31, 2016.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation
CME S&P 500 Index	15	$7,855,875	June 2016	$199,199

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$12,764,810	$-	$-	$12,764,810
Corporate Bonds	-	8,779,882	-	8,779,882
U.S. Government Security	-	2,195,446	-	2,195,446
Mortgage Backed Security	-	760,610	-	760,610
Short-Term Investment	2,934,835	-	-	2,934,835
Total Investments in securities	$15,699,645	$11,735,938	$-	$27,435,583

As of May 31, 2016, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$199,199	$-	$-	$199,199

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2016, the Fund recognized no transfers to/from Level 1 or Level 2. At May 31, 2016, the Fund did not hold any Level 3 securities.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of May 31, 2016 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$199,199	Net Assets - unrealized depreciation on futures contracts	$-
Total		$199,199		$-
*Includes cumulative appreciation of futures contracts as reported in Schedule of Open Futures Contracts.

Schedule of Investments May 31, 2016 (Unaudited)

Advantus Managed Volatility Equity Fund

EXCHANGE TRADED FUNDS - 83.7%	Shares	Value
iShares Core High Dividend Fund	59,926	$4,800,672
iShares MSCI EAFE Minimum Volatility Fund	95,916	6,427,331
iShares MSCI Emerging Markets Minimum Volatility Fund	30,916	1,551,056
iShares MSCI Germany Fund	39,937	1,035,566
iShares MSCI USA Minimum Volatility Fund (a)(b)	192,178	8,542,312
Total Exchange Traded Funds
(Cost $20,616,605)		22,356,937

SHORT-TERM INVESTMENT - 16.6%
First American Government Obligations Fund, Class Z, 0.21% (c)
(Cost $4,449,220)	4,449,220	4,449,220

Total Investments - 100.3%
(Cost $25,065,825)		26,806,157
Other Assets and Liabilities, Net - (0.3)%		(82,446)
Total Net Assets - 100.0%		$26,723,711

(a)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of this security has been deposited as initial margin on open futures contracts.
(c)	The rate shown is the annualized seven day effective yield as of May 31, 2016.

Schedule of Open Futures Contracts
Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation
E-mini S&P 500 Index	16	$1,675,920	June 2016	$44,477

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$22,356,937	$-	$-	$22,356,937
Short-Term Investment	4,449,220	-	-	4,449,220
Total Investments in securities	$26,806,157	$-	$-	$26,806,157

As of May 31, 2016, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$44,477	$-	$-	$44,477

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2016, the Fund recognized no transfers to/from Level 1 or Level 2. At May 31, 2016, the Fund did not hold any Level 3 securities.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure  to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of May 31, 2016 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$44,477	Net Assets - unrealized depreciation on futures contracts	$-
Total		$44,477		$-
*Includes cumulative appreciation of futures contracts as reported in Schedule of Open Futures Contracts.

Schedule of Investments May 31, 2016 (Unaudited)

Advantus Short Duration Bond Fund

	Par	Fair Value
CORPORATE BONDS - 52.6%
Airlines - 5.0%
Continental Airlines
Series B
6.000%, 07/12/2020	$203,541	$213,972
Delta Airlines
Series B
6.875%, 11/07/2020 (a)	266,360	288,002
Northwest Airlines
Series 02-1
6.264%, 05/20/2023	118,589	125,627
UAL
Series 09-1
10.400%, 05/01/2018	294,263	306,403
Series 09-2
9.750%, 01/15/2017	323,187	336,518
		1,270,522
Automotive - 6.6%
Dana Holding
6.750%, 02/15/2021	500,000	517,573
Ford Motor Credit
1.461%, 03/27/2017	250,000	250,530
General Motors Financial
4.750%, 08/15/2017	400,000	413,234
Tenneco
6.875%, 12/15/2020	500,000	518,236
		1,699,573
Banks - 13.2%
Astoria Financial
5.000%, 06/19/2017	500,000	513,943
Bank of America
Series BKNT
5.300%, 03/15/2017	250,000	257,708
Capital One
Series BKNT
1.014%, 02/05/2018 (b)	250,000	249,793
Citigroup
1.800%, 02/05/2018	250,000	250,354
Citizens Bank
Series BKNT
2.500%, 03/14/2019	250,000	252,044
Credit Suisse New York
1.750%, 01/29/2018 (c)	250,000	250,708
Huntington National Bank
2.200%, 11/06/2018	250,000	252,279
KeyBank National Association
0.934%, 06/01/2018 (b)	250,000	249,547
Lloyds Bank
1.038%, 03/16/2018 (b)(c)	250,000	248,460
Santander Bank
2.000%, 01/12/2018	350,000	349,227
The Goldman Sachs Group
1.048%, 05/22/2017 (b)	250,000	250,088
Wells Fargo Bank
Series BKNT
1.650%, 01/22/2018	250,000	251,538
		3,375,689

Diversified Financial Services - 5.9%
Ally Financial
3.250%, 02/13/2018	250,000	250,000
Diamond 1 Finance / Diamond 2 Finance
3.480%, 06/01/2019 (a)	500,000	506,853
Morgan Stanley
Series MTN
2.200%, 12/07/2018	250,000	252,288
NYSE Euronext Holdings
2.000%, 10/05/2017	250,000	251,985
UBS AG of Stamford, Connecticut
0.974%, 06/01/2017 (b)(c)	250,000	250,309
		1,511,435
Energy - 7.4%
ConocoPhillips
5.750%, 02/01/2019	250,000	272,807
Enterprise Products Operating
7.034%, 01/15/2068 (b)	400,000	413,866
NuStar Logistics
8.150%, 04/15/2018	400,000	424,000
Regency Energy Partners
6.500%, 07/15/2021	500,000	514,850
TransCanada
1.875%, 01/12/2018 (c)	250,000	249,966
		1,875,489
Manufacturing - 1.0%
Packaging Corporation of America
6.500%, 03/15/2018	250,000	266,161
		520,810
Real Estate Investment Trusts - 2.7%
Select Income REIT
2.850%, 02/01/2018	180,000	180,861
VEREIT Operating Partnership
2.000%, 02/06/2017	500,000	501,479
		682,340
Retail - 3.0%
Dollar General
4.125%, 07/15/2017	250,000	257,501
eBay
2.500%, 03/09/2018	250,000	254,038
Walgreens Boots Alliance
1.750%, 05/30/2018	250,000	250,439
		761,978
Utilities - 7.8%
Dominion Resources
2.962%, 07/01/2019	100,000	100,737
Eversource Energy
1.600%, 01/15/2018	250,000	250,486
Newell Brands
2.600%, 03/29/2019	250,000	254,649
NextEra Energy Capital Holding
1.586%, 06/01/2017	300,000	300,450
San Diego Gas & Electric
Series PPP
1.914%, 02/01/2022	428,572	425,769
Southern California Edison
1.845%, 02/01/2022	428,571	422,734
TECO Finance
0.920%, 04/10/2018 (b)	250,000	245,978
		2,000,803
Total Corporate Bonds
(Cost $13,415,148)		13,443,990

ASSET BACKED SECURITIES - 26.6%
Automotive - 18.2%
Ally Auto Receivables Trust
Series 2014-2
2.100%, 03/16/2020	250,000	251,989
Carmax Auto Owner Trust
Series 2013-3, Class C
2.150%, 05/15/2019	120,000	120,468
Series 2013-4, Class B
1.710%, 07/15/2019	320,000	320,419
Series 2014-1, Class D
2.430%, 08/17/2020	340,000	339,804
Series 2014-3, Class C
2.290%, 06/15/2020	230,000	230,738
Ford Credit Auto Owner Trust
Series 2013-C, Class D
2.500%, 01/15/2020	550,000	555,211
Series 2013-D, Class A4
1.110%, 02/15/2019	100,000	99,971
Hyundai Auto Receivables Trust
Series 2013-A, Class B
1.130%, 09/17/2018	210,000	209,642
Series 2013-B, Class C
1.710%, 02/15/2019	108,000	108,162
Series 2013-B, Class D
2.480%, 09/16/2019	100,000	100,918
Series 2013-C, Class B
2.100%, 03/15/2019	410,000	411,806
Susquehanna Auto Receivables Trust
Series 2014-1A, Class B
2.090%, 12/15/2021 (a)	235,000	234,785
USAA Auto Owner Trust
Series 2014-1, Class B
1.340%, 08/17/2020	500,000	499,350
Volvo Financial Equipment
Series 2013-1A, Class C
1.620%, 08/17/2020 (a)(d)	200,000	200,206
Series 2016-1A, Class A3
1.670%, 02/18/2020 (a)	250,000	249,541
Wheels SPV
Series 2015-1A, Class A2
1.270%, 04/22/2024 (a)(d)	489,023	485,427
World Omni Auto Receivable Trust
Series 2012-B, Class B
1.060%, 09/16/2019	90,000	89,904
Series 2013-B, Class B
1.720%, 08/17/2020	145,000	144,935
		4,653,276
Credit Cards - 3.7%
Capital One Multi-Asset Execution Trust
Series 2015-1A, Class A1
1.390%, 01/15/2021	250,000	250,483
Chase Issuance Trust
Series 2014-A7, Class A
1.380%, 11/15/2019	100,000	100,345
Nordstrom Credit Card Master Trust
Series 2011-1, Class A
2.280%, 11/15/2019 (a)	250,000	251,027
Synchrony Credit Card Master Note Trust
Series 2014-1, Class A
1.610%, 11/15/2020	350,000	351,272
		953,127
Industrial - 1.7%
CNH Equipment Trust
Series 2014-B, Class B
1.930%, 11/15/2021	430,000	$431,186

Manufactured Housing - 0.7%
Credit Suisse First Boston
Series 2002-MH3, Class A
6.700%, 12/25/2031	189,304	$193,735
Student Loans - 2.3%
Social Professional Loan Program
Series 2014-B, Class A1
1.672%, 08/25/2032 (a)(b)(d)	191,323	190,563
Series 2014-B, Class A2
2.550%, 08/27/2029 (a)(d)	54,442	54,020
Series 2015-A, Class A1
1.622%, 03/25/2033 (a)(b)(d)	337,658	332,927
		577,510
Total Asset Backed Securities
(Cost $6,808,641)		6,808,834

MORTGAGE BACKED SECURITIES - 9.5%
Commercial - 6.1%
CD Commercial Mortgage Trust
Series 2007-CD4, Class WFC3
5.693%, 12/11/2049 (a)(b)	600,000	610,780
COMM Mortgage Trust
Series 2012-9W57, Class A
2.365%, 02/10/2029 (a)	500,000	502,376
Morgan Stanley Capital I Trust
Series 2015-XLF1, Class A
1.467%, 08/14/2031 (a)(b)	433,927	433,034
		1,546,190
U.S. Government Agency - 3.4%
Federal Home Loan Mortgage Corporation
Series 3816, Class D
3.500%, 08/15/2028	367,745	377,233
Series 14-HQ2, Class M2
2.622%, 09/25/2024 (b)	500,000	501,050
		878,283
Total Mortgage Backed Securities
(Cost $2,443,139)		2,424,473

U.S. GOVERNMENT SECURITIES - 7.0%
U.S. Treasury Bonds - 7.0%
0.500%, 06/30/2016 (e)	100,000	100,024
0.750%, 01/31/2018	350,000	349,453
1.125%, 01/15/2019	300,000	301,125
0.875%, 05/15/2019	550,000	547,615
1.375%, 05/31/2021	500,000	500,371
Total U.S. Government Securities
(Cost $1,800,100)		1,798,588

	Shares
PREFERRED STOCK - 2.0%
Technology - 2.0%
Pitney Bowes International Holdings, Series F, 6.125% (a)(d)
(Cost $531,250)	500	509,531

SHORT-TERM INVESTMENT - 4.6%
First American Government Obligations Fund, Class Z, 0.21% (f)
(Cost $1,162,367)	1,162,367	1,162,367

Total Investments - 102.3%
(Cost $26,160,645)		26,147,783
Other Assets and Liabilities, Net - (2.3)%		(589,095)
Total Net Assets - 100.0%		$25,558,688

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are determined to be liquid by the Adviser unless indentified by footnote (d).  As of May 31, 2016, the market value of these investments were $4,849,072 or 19.0% of total net assets.

(b)	Variable rate security - The rate shown is the rate in effect as of May 31, 2016.
(c)	The portfolio had $999,443 or 3.9% of net assets in foreign securities as of May 31, 2016.
(d)	Security considered illiquid and is categorized in Level 2 of the fair value hierarchy. As of May 31, 2016, the market value of these investments was $1,772,674, or 6.9% of total net assets.

Security	Par/Shares	Dates Acquired	Cost Basis
Pitney Bowes International Holdings	500	2/2015	$531,250
Series F
Social Professional Loan Program	$191,323	1/2015	191,644
Series 2014-B, Class A1
Social Professional Loan Program	54,442	4/2015	54,888
Series 2014-B, Class A2
Social Professional Loan Program	337,658	1/2015	337,658
Series 2015-A, Class A1
Volvo Financial Equipment	200,000	1/2015	200,552
Series 2013-1A, Class C
Wheels SPV	489,023	2/2016	484,400
Series 2015-1A, Class A2

(e)	All or a portion of this security has been deposited as initial margin on open futures contracts.
(f)	The rate shown is the annualized seven day effective yield as of May 31, 2016.

Schedule of Open Futures Contracts (Unaudited)

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note Futures	18	$3,922,313	September 2016	$2,198
U.S. Treasury 5 Year Note Futures	(8)	(960,938)	September 2016	(1,399)
				$799

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$13,443,990	$-	$13,443,990
Asset Backed Securities	-	6,808,834	-	6,808,834
Mortgage Backed Securities	-	2,424,473	-	2,424,473
U.S. Government Securities	-	1,798,588	-	1,798,588
Short-Term Investment	1,162,367	-	-	1,162,367
Preferred Stock	-	509,531	-	509,531
Total Investments in securities	$1,162,367	$24,985,416	$-	$26,147,783

As of May 31, 2016, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$2,198	$-	$-	$2,198
Short Futures Contracts	(1,399)	-	-	(1,399)
Total	$799	$-	$-	$799

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2016, the Fund recognized no transfers to/from Level 1 or Level 2. At May 31, 2016, the Fund did not hold any Level 3 securities.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure  to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of May 31, 2016 on the Statement of Assets and Liabilities:
	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$799	Net Assets - unrealized depreciation on futures contracts	$-
Total		$799		$-
*Includes cumulative appreciation of futures contracts as reported in Schedule of Open Futures Contracts.

Schedule of Investments May 31, 2016 (Unaudited)

Advantus Strategic Dividend Income Fund

	Shares	Fair Value
REIT COMMON STOCKS - 51.4%
Diversified - 0.5%
Investors Real Estate Trust	62,400	$388,128

Health Care - 10.9%
Healthcare Trust of America, Class A	6,100	184,098
LTC Properties	33,300	1,552,446
National Health Investors	15,681	1,095,005
OMEGA Healthcare Investors	51,860	1,655,371
Physicians Realty Trust	65,015	1,234,635
Sabra Health Care REIT	24,800	519,312
Ventas	18,300	1,213,839
Welltower	24,831	1,711,104
		9,165,810
Hotels - 2.4%
Chatham Lodging Trust	20,049	434,863
Chesapeake Lodging Trust	25,691	612,473
Hersha Hospitality Trust	11,600	205,552
Hospitality Properties Trust	12,400	317,440
Host Hotels & Resorts	4,000	61,600
Pebblebrook Hotel Trust	16,500	416,130
		2,048,058
Industrial - 4.2%
Duke Realty	19,900	471,033
EastGroup Properties	10,700	685,121
Prologis	34,200	1,625,526
STAG Industrial	36,700	783,545
		3,565,225
Mortgage - 3.1%
Blackstone Mortgage Trust, Class A	36,847	1,038,717
Colony Financial	84,649	1,550,770
		2,589,487
Multi-Family - 8.3%
American Campus Communities	7,800	366,756
AvalonBay Communities	3,300	593,604
Camden Property Trust	10,600	903,226
Education Realty Trust	28,809	1,232,737
Essex Property Trust	1,500	340,845
Equity Residential	2,200	152,262
Mid-America Apartment Communities	17,000	1,750,830
Sun Communities	16,909	1,180,756
UDR	13,400	482,802
		7,003,818
Net Lease - 5.4%
Agree Realty	21,628	920,704
EPR Properties	18,315	1,305,493
Select Income REIT	27,440	675,847
STORE Capital	64,100	1,636,473
		4,538,517
Office - 3.6%
Alexandria Real Estate Equities	4,218	408,724
Brandywine Realty Trust	50,100	791,079
Corporate Office Properties Trust	15,200	410,856
Highwoods Properties	4,400	214,104

Liberty Property Trust	5,200	194,064
Parkway Properties	10,800	188,460
SL Green Realty	7,800	790,608
		2,997,895
Other - 5.2%
CyrusOne	18,700	922,097
Digital Realty Trust	15,100	1,441,295
Extra Space Storage	1,700	158,049
Sovran Self Storage	16,900	1,829,763
		4,351,204
Retail - 7.8%
Brixmor Property Group	13,400	338,350
DDR	24,900	428,529
Kimco Realty	25,500	718,590
Macerich	12,100	923,472
Pennsylvania Real Estate Investment Trust	18,000	379,800
Ramco-Gershenson Properties Trust	24,101	434,059
Retail Opportunity Investments	25,600	517,632
Simon Property Group	10,600	2,094,984
Weingarten Realty Investors	20,521	772,205
		6,607,621
Total REIT Common Stocks
(Cost $37,137,544)		43,255,763

OTHER COMMON STOCKS - 14.8%
Infrastructure - 2.6%
Brookfield Infrastructure Partners (a)	25,500	1,090,380
Macquarie Infrastructure Company	15,400	1,102,794
		2,193,174
Real Estate Operating Company - 0.7%
Brookfield Property Partners (a)	25,800	611,718
Telecommunications - 1.3%
AT&T	4,800	187,920
Crown Castle International	4,500	408,645
Frontier Communications	98,300	508,211
		1,104,776
Utilities - 10.2%
American Electric Power Company	21,610	1,398,815
CMS Energy	6,300	263,466
Dominion Resources	23,070	1,666,808
DTE Energy	3,947	357,914
Duke Energy	5,000	391,150
Exelon	12,400	424,948
NRG Yield - Class A	26,900	390,050
Pattern Energy Group	17,435	379,734
PG&E	10,600	636,848
Pinnacle West Capital	4,042	297,451
PPL	34,418	1,326,470
Sempra Energy	4,500	482,040
South Jersey Industries	13,400	387,126
WEC Energy Group	2,100	126,294
		8,529,114

Total Other Common Stocks
(Cost $10,763,015)		12,438,782

MASTER LIMITED PARTNERSHIPS - 12.3%
Energy - 12.3%
Buckeye Partners	10,200	733,584
Energy Transfer Partners	23,404	848,629
Enlink Midstream Partners	28,100	442,294
Enterprise Products Partners	85,184	2,364,708
Equity Midstream Partners	11,500	866,755
Magellan Midstream Partners	14,601	1,022,800
MPLX	28,100	896,390
PBF Logistics	21,500	468,485
Spectra Energy Partners	21,697	975,063
Sprague Resources	13,547	324,451
Sunoco Logistics Partners	32,900	903,105
Tallgrass Energy Partners	7,600	343,976
VTTI Energy Partners (a)	10,500	213,150
Total Master Limited Partnerships
(Cost $9,435,726)		10,403,390

REIT PREFERRED STOCKS - 9.3%
Hotels - 1.9%
LaSalle Hotel Properties, Series I, 6.375%	31,100	789,318
Summit Hotel Properties, Series C, 7.125%	17,100	434,511
Sunstone Hotel Investors, Series E, 6.950%	14,900	398,277
		1,622,106
Industrial - 0.2%
Stag Industrial, Series C, 6.875%	6,300	166,950
Manufactured Homes - 0.4%
Equity LifeStyle Properties, Series C, 6.750%	12,100	315,205
Office - 1.3%
Kilroy Realty, Series H, 6.375%	12,105	311,704
PS Business Parks, Series S, 6.450%	10,430	270,867
PS Business Parks, Series U, 5.750%	19,000	487,540
		1,070,111
Other - 0.5%
Digital Realty Trust, Series E, 7.000%	8,700	224,982
Digital Realty Trust, Series I, 6.350%	7,900	209,271
		434,253
Retail - 5.0%
CBL & Associates Properties, Series E, 6.625%	33,900	821,397
Colony Capital, 7.125%	36,500	861,765
DDR, Series J, 6.500%	15,900	409,743
Kimco Realty, Series K, 5.625%	16,000	416,640
National Retail Properties, Series E, 5.700%	33,500	873,345
Saul Centers, Series C, 6.875%	14,300	376,376
Taubman Centers, Series J, 6.500%	14,500	377,435
Urstadt Biddle Properties, Series F, 7.125%	2,244	58,680
		4,195,381
Total REIT Preferred Stocks
(Cost $7,523,129)		7,804,006

U.S. GOVERNMENT SECURITIES - 7.8%
U.S. Treasury Bonds - 7.8%	Par
0.125%, 04/15/2018 (b)	$515,080	521,874
1.250%, 07/15/2020 (b)	545,960	582,155
1.125%, 01/15/2021 (b)	544,295	576,439
0.625%, 07/15/2021 (b)	528,280	549,762
0.125%, 07/15/2022 (b)	517,760	522,129
0.125%, 01/15/2023 (b)	412,668	412,547
0.375%, 07/15/2023 (b)	511,630	522,030
2.375%, 01/15/2025 (b)	1,263,320	1,488,538
3.875%, 04/15/2029 (b)	724,275	1,025,533
2.125%, 02/15/2040 (b)	275,438	347,953

Total U.S. Government Securities
(Cost $6,637,449)		6,548,960

CORPORATE BONDS - 1.5%
Energy - 0.5%
Enlink Midstream Partners
4.400%, 04/01/2024	500,000	437,563
Real Estate Investment Trust - 0.4%
Vereit Operating Partnership
4.875%, 06/01/2026	300,000	307,125
Telecommunications - 0.6%
AT&T
4.450%, 04/01/2024	500,000	536,221
Total Corporate Bonds
(Cost $1,353,327)		1,280,909

OTHER PREFERRED STOCK - 0.6%
Energy - 0.6%	Shares
Kinder Morgan, Series A, 9.750%
(Cost $540,725)	11,100	507,492

CLOSED-END FUND - 0.5%
Blackrock Floating Rate Income Strategies Fund
(Cost $395,543)	30,322	405,405

EXCHANGE TRADED FUND - 0.6%
PowerShares DB Commodity Index Tracking Fund (c)
(Cost $562,714)	33,700	495,727

SHORT-TERM INVESTMENT - 1.2%
First American Government Obligations Fund, Class Z, 0.21% (d)
(Cost $989,745)	989,745	989,745

Total Investments - 100.0%
(Cost $75,338,917)		84,130,179
Other Assets and Liabilities, Net - (0.0)%		(22,570)
Total Net Assets - 100.0%		$84,107,609

(a)	The Portfolio had $1,915,248 or 2.3% of net assets in foreign securities at May 31, 2016.
(b)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	Non-income producing security.
(d)	The rate shown is the annualized seven day effective yield as of May 31, 2016.

REIT - Real Estate Investment Trust

Schedule of Written Call Options

Description	Number of Contracts Written	Expiration	Exercise Price	Fair Value
Mid-America Apartment Communities (premiums received - $1,257)	17	June 2016	$105	$1,275

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$43,255,763	$-	$-	$43,255,763
Other Common Stocks	12,438,782	-	-	12,438,782
Master Limited Partnerships	10,403,390	-	-	10,403,390
REIT Preferred Stocks	7,804,006	-	-	7,804,006
U.S. Government Securities	-	6,548,960	-	6,548,960
Corporate Bonds	-	1,280,909	-	1,280,909
Other Preferred Stock	507,492	-	-	507,492
Closed-End Fund	405,405	-	-	405,405
Exchange Traded Fund	495,727	-	-	495,727
Short-Term Investment	989,745	-	-	989,745
Total Investments	$76,300,310	$7,829,869	$-	$84,130,179

Written Call Options	$-	$1,275	$-	$1,275

Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2016, the Fund transferred two securities with a total market value of $749,716 out of Level 2 and into Level 1 due to a change from mean to a close price. The Fund did not invest in any Level 3 investments during the period.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure  to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Fair values of derivative instruments as of May 31, 2016:
	Asset Derivatives		Liability Derivatives
	Description	Fair Value	Description	Fair Value

Equity Contracts	None applicable.	$-	Written Call Options	$1,275
Total Derivative Instruments		$-		$1,275

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows:

	Advantus Dynamic Managed Volatility Fund	Advantus Managed Volatility Equity Fund	Advantus Short Duration Bond Fund	Advantus Strategic Dividend Income Fund
Cost of investments	$26,042,719	$25,065,825	$26,160,645	$75,338,917

Gross unrealized appreciation	1,407,324	1,758,561	88,645	10,221,403

Gross unrealized depreciation	(14,460)	(18,229)	(101,507)	(1,430,141)
Net unrealized appreciation (depreciation)	$1,392,864	$1,740,332	$(12,862)	$8,791,262

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date   July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                              James R. Arnold, President

Date   July 25, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date   July 25, 2016